Discontinued Operations and Assets and Liabilities Held For Sale (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups, including discontinued operations, income statement, balance sheet and additional disclosures
The following table provides the operating results of AMS Discontinued operations, net of tax for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	2017	2016	2015
Revenue	$338	$30,101	$305,256
Litigation-related and other contingencies, net	$775,474	$20,115	$1,107,752
Asset impairment charges	$—	$21,328	$230,703
Gain on sale of business	$—	$—	$13,550
Loss from discontinued operations before income taxes	$(816,426)	$(123,164)	$(1,352,344)
Income tax benefit	$(13,704)	$—	$(157,418)
Discontinued operations, net of tax	$(802,722)	$(123,164)	$(1,194,926)
The following table provides the components of Assets and Liabilities held for sale of Litha as of and December 31, 2016 (in thousands):

December 31, 2016
Current assets	$50,167
Property, plant and equipment	3,527
Other intangibles, net	29,950
Other assets	11,343
Assets held for sale	$94,987
Current liabilities	18,642
Other liabilities	5,696
Liabilities held for sale	$24,338

Restructuring and related costs
A summary of expenses related to the Astora Restructuring Initiative is included below for the year ended December 31, 2016 (in thousands):

2016
Employee separation, retention and other benefit-related costs	$20,476
Asset impairment charges	21,328
Contract termination-related items	8,074
Other wind down costs	10,972
Total	$60,850

Schedule of restructuring reserve by type of cost
Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Contract Termination Charges	Other Restructuring Costs	Total
Liability balance as of January 1, 2016	$—	$—	$—	$—
Expenses	20,476	8,074	5,798	34,348
Cash distributions	(16,621)	(6,413)	(5,798)	(28,832)
Liability balance as of January 1, 2017	$3,855	$1,661	$—	$5,516
Cash distributions	(3,855)	(1,208)	—	(5,063)
Liability balance as of December 31, 2017	$—	$453	$—	$453
Changes to this accrual during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of January 1, 2016	$5,353	$6,910	$12,263
Cash distributions	(5,353)	(1,406)	(6,759)
Liability balance as of January 1, 2017	$—	$5,504	$5,504
Expenses	—	1,058	1,058
Cash distributions	—	(1,937)	(1,937)
Liability balance as of December 31, 2017	$—	$4,625	$4,625
Changes to this liability during the year ended December 31, 2017 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Other Restructuring Costs	Total
Liability balance as of January 1, 2017	$—	$—	$—
Expenses	29,553	13,724	43,277
Cash distributions	(6,578)	(12,114)	(18,692)
Liability balance as of December 31, 2017	$22,975	$1,610	$24,585
Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

Total
Liability balance as of January 1, 2016	$—
Expenses	16,983
Cash distributions	(7,044)
Liability balance as of January 1, 2017	$9,939
Expenses	984
Cash distributions	(10,672)
Liability balance as of December 31, 2017	$251
Changes to this accrual during the years ended December 31, 2017 and 2016 were as follows (in thousands):

Total
Liability balance as of January 1, 2016	$17,914
Expenses	5,010
Cash distributions	(19,655)
Liability balance as of January 1, 2017	$3,269
Expenses	63
Cash distributions	(3,332)
Liability balance as of December 31, 2017	$—
Changes to this liability during the years ended December 31, 2017 and 2016 were as follows (in thousands):

	Employee Separation and Other Benefit-Related Costs	Contract Termination Charges	Total
Liability balance as of January 1, 2016	$—	$—	$—
Expenses	16,544	5,224	21,768
Cash distributions	—	—	—
Liability balance as of January 1, 2017	$16,544	$5,224	$21,768
Cash distributions	(16,544)	(5,224)	(21,768)
Liability balance as of December 31, 2017	$—	$—	$—
Changes to this liability during the year ended December 31, 2017 were as follows (in thousands):

2017
Liability balance as of January 1, 2017	$—
Expenses	15,072
Cash distributions	(12,391)
Liability balance as of December 31, 2017	$2,681